Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Schedule of revenues

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Developer Services:
Subscription	173,523	196,813	226,338	32,366
Value-Added Services	31,129	32,825	40,918	5,851
Vertical Applications	85,580	86,532	107,591	15,385
Total revenues	290,232	316,170	374,847	53,602